TAXATION (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
Net operating losses carryforwards	$ 149,536	$ 252,483
Income tax, description	Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.
PRC [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	25.00%